Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (69)	$ (59)	$ (68)	$ (58)
Credit loss expense	(8)	(3)	(16)	(11)
Credit loss deferral	(9)	(2)	(20)	(3)
Write-offs, net of recoveries	17	4	36	12
Foreign exchange	0	0	(1)	0
End of period	$ (69)	$ (60)	$ (69)	$ (60)